CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Total revenue, net	$ 836,214	$ 830,871	$ 780,078
Costs and Expenses:
Cost of goods sold	327,045	314,427	299,150
Research and development	52,088	51,012	51,451
Selling, general and administrative	407,802	373,114	358,132
Intangible asset amortization	12,697	18,536	16,433
Goodwill impairment charge	46,738	0	0
Total costs and expenses	846,370	757,089	725,166
Operating income (loss)	(10,156)	73,782	54,912
Interest income	443	1,205	465
Interest expense	(19,788)	(22,237)	(27,640)
Other income (expense), net	(1,801)	(721)	757
Income (loss) before income taxes	(31,302)	52,029	28,494
Provision (benefit) for income taxes	(10,235)	10,825	505
Net income (loss)	$ (21,067)	$ 41,204	$ 27,989
Basic net income per common share (in dollars per share)	$ (0.74)	$ 1.46	$ 0.97
Diluted net income per common share (in dollars per share)	$ (0.74)	$ 1.44	$ 0.95
Weighted average common shares outstanding (See Note 11):
Basic (in shares)	28,416	28,232	28,952
Diluted (in shares)	28,416	28,516	29,495